RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

7. RELATED-PARTY TRANSACTIONS

        CIM Urban REIT Management, LP (the "Management Company"), an affiliate of REIT, provides asset management services to the Partnership. For these services, the Partnership pays asset management fees to the Management Company, on a quarterly basis, in arrears. The fee is calculated as a percentage of the daily average gross fair value of the Partnership's investments, as defined, as follows:

Daily Average Gross Fair Value of Investments
		Quarterly Fee Percentage
From Greater of	To and Including
(In thousands)
$—	$500,000	0.2500%
500,000	1,000,000	0.2375
1,000,000	1,500,000	0.2250
1,500,000	4,000,000	0.2125
4,000,000	20,000,000	0.1000

        For the years ended December 31, 2013, 2012 and 2011, the Management Company earned asset management fees of $21,767,000, $20,924,000, and $19,326,000, respectively. At December 31, 2013 and 2012, asset management fees of $5,426,000 and $5,206,000, respectively, were due to the Management Company.

        CIM Management, Inc. and certain of its affiliates (collectively, the "CIM Management Entities"), all affiliates of the REIT, provide property management, leasing, and development services to the Partnership. For the years ended December 31, 2013, 2012 and 2011, the CIM Management Entities earned property management fees totaling $4,828,000, $4,171,000, and $3,188,000, respectively, which are included in rental and other property operating expenses. The Partnership also reimbursed the CIM Management Entities $5,082,000, $2,726,000, and $1,000,000 during the years ended December 31, 2013, 2012 and 2011, respectively, for the cost of on-site personnel incurred on behalf of the Partnership, which is included in rental and other property operating expenses. In addition, for the years ended December 31, 2013, 2012 and 2011, the CIM Management Entities earned leasing commissions of $537,000, $744,000, and $844,000, respectively, and development management fees of $834,000, $973,000, $1,576,000, respectively, which were capitalized to deferred charges and investments in real estate, respectively. At December 31, 2013 and 2012, fees payable and expense reimbursements due to the CIM Management Entities of $1,445,000 and $844,000, respectively, are included in due to related parties. Also included in due to related parties as of December 31, 2013 and 2012, is $(64,000) and $15,000, respectively, due (from) to the CIM Management Entities and related parties. In addition, the noncontrolling interest owner of an office project was the property manager for that property during part of the year ended December 31, 2012, and the year ended December 31, 2011. The Partnership has also entered into contracts with third-party property management companies.

        Certain of these management companies also provide leasing and construction supervision services, for which they are compensated in accordance with the agreements. Management fees incurred to the noncontrolling interest owner of an office project and third-party management companies related to the rental properties totaled $310,000, $683,000, and $1,434,000 for the years ended December 31, 2013, 2012 and 2011, respectively, which were included in rental and other property operating expenses.